Risk Management (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Total exposure	R$ 2,809,441	R$ 3,321,489
Total foreign currency-denominated borrowings	2,775,758	3,296,153
United States of America, Dollars
IfrsStatementLineItems [Line Items]
Borrowings and financing	996,695	912,624
Interest and charges from borrowings and financing	6,985	4,121
Borrowing cost	(31,037)	(22,486)
United States of America, Dollars | Foreign currency
IfrsStatementLineItems [Line Items]
Borrowings and financing	191,022	163,538
Japan, Yen
IfrsStatementLineItems [Line Items]
Borrowings and financing	1,795,259	2,390,774
Interest and charges from borrowings and financing	10,502	13,970
Borrowing cost	(2,646)	(2,850)
Japan, Yen | Foreign currency
IfrsStatementLineItems [Line Items]
Borrowings and financing	R$ 45,369,189	R$ 49,324,813